Shareholder Report, Line Graph (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	May 31, 2025	Apr. 30, 2025	Mar. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015
C000028478
Account Value [Line Items]
Line Graph and Table Measure Name	Service Shares
Account Value	$ 16,741	$ 16,256	$ 15,462	$ 14,874	$ 14,933	$ 14,492	$ 13,684	$ 14,036	$ 14,051	$ 14,992	$ 14,845	$ 14,238	$ 13,639	$ 13,953	$ 13,283	$ 13,767	$ 13,297	$ 12,841	$ 12,955	$ 12,542	$ 11,530	$ 11,915	$ 12,399	$ 12,853	$ 12,614	$ 11,855	$ 12,319	$ 12,150	$ 11,812	$ 12,192	$ 11,180	$ 11,334	$ 10,139	$ 9,675	$ 10,645	$ 11,288	$ 10,870	$ 11,827	$ 11,516	$ 12,257	$ 12,436	$ 12,640	$ 13,154	$ 12,688	$ 13,441	$ 13,106	$ 13,513	$ 13,178	$ 13,108	$ 13,377	$ 13,073	$ 12,640	$ 12,324	$ 12,160	$ 12,429	$ 11,844	$ 10,322	$ 10,802	$ 11,048	$ 10,486	$ 10,076	$ 9,811	$ 9,323	$ 8,814	$ 10,442	$ 11,272	$ 11,483	$ 11,095	$ 11,007	$ 10,785	$ 10,519	$ 10,747	$ 10,968	$ 10,383	$ 10,736	$ 10,438	$ 10,361	$ 10,019	$ 9,489	$ 9,961	$ 9,971	$ 10,766	$ 10,654	$ 10,860	$ 10,697	$ 10,840	$ 10,992	$ 10,982	$ 10,952	$ 11,572	$ 11,023	$ 10,893	$ 10,728	$ 10,562	$ 10,373	$ 10,412	$ 10,077	$ 10,140	$ 9,774	$ 9,501	$ 9,236	$ 9,135	$ 9,011	$ 8,856	$ 9,025	$ 9,464	$ 9,294	$ 9,391	$ 9,176	$ 9,445	$ 9,445	$ 9,337	$ 8,724	$ 8,954	$ 9,414	$ 9,642	$ 9,672	$ 9,159	$ 9,538	$ 10,207	$ 10,000
C000028474
Account Value [Line Items]
Line Graph and Table Measure Name	Service Shares
Account Value	$ 16,827	16,102	15,802	16,314	17,751	19,050	18,063	19,375	17,826	18,238	18,001	17,689	16,762	17,087	16,353	17,376	16,738	15,907	16,256	14,968	13,980	14,751	15,437	16,064	15,305	14,245	14,715	15,052	15,582	15,967	14,775	15,642	14,920	13,571	14,847	15,495	14,075	15,593	15,620	16,608	16,653	16,546	17,489	16,537	17,291	16,537	17,022	16,760	17,065	17,199	17,181	16,374	15,863	14,769	14,590	13,756	12,034	11,783	12,249	11,922	11,391	11,407	10,743	9,431	12,304	13,383	13,665	13,400	13,267	12,968	12,503	12,878	12,765	11,836	12,618	12,016	12,097	11,592	10,518	11,846	11,494	13,008	13,237	12,923	12,603	12,501	12,166	11,963	11,861	12,385	12,123	12,067	11,722	11,556	11,018	11,112	11,086	10,889	10,744	10,770	10,836	10,613	10,639	10,323	9,521	9,705	9,745	9,636	9,176	9,313	9,214	9,201	8,579	8,480	9,189	9,619	9,308	8,913	9,260	9,862	10,000
C000028469
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Shares
Account Value	$ 17,205	16,192	15,538	15,145	14,899	14,885	14,259	14,439	14,779	15,718	14,859	14,470	14,341	13,981	13,646	13,563	13,351	12,778	13,241	12,695	11,852	12,090	12,206	12,762	12,244	11,506	11,768	11,659	11,354	11,774	10,799	11,098	9,733	9,617	10,751	10,880	10,757	11,918	11,531	12,188	12,388	12,969	12,699	12,200	12,758	12,740	13,121	12,778	13,312	13,404	12,738	12,606	12,262	12,015	12,003	11,045	9,644	9,661	9,816	9,935	9,450	9,194	9,016	8,437	10,603	11,394	12,129	11,304	11,310	10,887	10,503	11,080	11,317	10,755	11,257	11,003	11,064	11,417	10,247	10,622	10,293	10,865	10,773	11,367	11,044	11,572	12,417	12,788	12,960	13,563	12,546	12,054	12,091	11,815	11,911	11,680	11,079	11,131	11,042	10,852	10,583	10,292	9,791	9,571	10,135	10,067	9,821	9,689	9,251	8,740	9,090	8,813	7,724	7,870	8,084	8,463	8,668	8,114	8,555	9,473	10,000
C000028468
Account Value [Line Items]
Line Graph and Table Measure Name	Service Shares
Account Value	$ 16,784	15,800	15,163	14,783	14,539	14,532	13,928	14,108	14,442	15,362	14,519	14,146	14,022	13,673	13,344	13,269	13,063	12,510	12,964	12,435	11,607	11,844	11,962	12,508	12,005	11,283	11,543	11,437	11,135	11,555	10,603	10,892	9,555	9,449	10,561	10,691	10,571	11,713	11,336	11,988	12,182	12,753	12,491	12,005	12,559	12,542	12,919	12,583	13,110	13,205	12,555	12,426	12,084	11,849	11,843	10,896	9,517	9,534	9,685	9,809	9,330	9,084	8,904	8,337	10,480	11,260	11,996	11,178	11,184	10,775	10,393	10,969	11,207	10,645	11,148	10,899	10,959	11,315	10,154	10,531	10,208	10,774	10,690	11,278	10,961	11,484	12,330	12,700	12,874	13,477	12,467	11,981	12,023	11,752	11,846	11,619	11,021	11,078	10,990	10,803	10,538	10,252	9,753	9,538	10,100	10,033	9,790	9,660	9,228	8,718	9,068	8,796	7,710	7,859	8,075	8,448	8,661	8,108	8,549	9,469	10,000
C000113248
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Shares
Account Value	$ 14,270	13,903	13,598	13,506	13,710	13,639	13,313	13,720	13,414	13,781	13,618	13,262	12,926	12,844	12,416	12,864	12,569	12,304	12,253	11,744	10,990	11,194	11,632	11,812	11,639	11,264	11,533	11,398	11,061	11,456	11,033	11,119	10,465	10,205	10,917	11,421	10,969	11,584	11,538	12,370	12,479	12,705	13,338	12,904	13,085	12,569	13,048	12,859	12,613	12,542	12,375	11,997	11,804	11,760	11,892	11,549	10,899	11,083	11,276	10,950	10,571	10,424	10,208	9,975	10,968	11,736	11,779	11,494	11,304	11,157	11,097	11,197	11,189	10,672	10,999	10,870	10,749	10,551	10,000
C000113249
Account Value [Line Items]
Line Graph and Table Measure Name	Service Shares
Account Value	$ 16,156	15,739	15,402	15,286	15,530	15,437	15,089	15,553	15,194	15,611	15,437	15,043	14,660	14,567	14,080	14,591	14,254	13,953	13,895	13,326	12,480	12,700	13,199	13,416	13,207	12,791	13,098	12,944	12,572	13,010	12,539	12,627	11,892	11,596	12,407	12,990	12,475	13,176	13,124	14,072	14,196	14,454	15,176	14,681	14,897	14,299	14,856	14,640	14,369	14,289	14,098	13,668	13,447	13,407	13,557	13,156	12,425	12,635	12,856	12,493	12,059	11,892	11,646	11,380	12,522	13,389	13,449	13,123	12,907	12,749	12,670	12,785	12,775	12,185	12,558	12,411	12,273	12,047	11,418	11,954	11,845	12,590	12,563	12,428	12,148	12,211	12,157	12,166	12,265	12,746	12,220	12,098	11,822	11,641	11,459	11,391	11,134	11,108	10,894	10,714	10,602	10,362	10,139	10,011	10,071	10,328	10,259	10,344	10,062	10,028	10,037	9,960	9,448	9,499	9,815	9,900	9,942	9,498	9,632	10,141	10,000
Lazard Index: MSCI EAFE Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Account Value	$ 18,788	18,383	17,579	16,809	16,877	16,556	15,729	16,095	16,187	17,118	16,961	16,427	15,959	16,221	15,616	16,026	15,516	15,237	15,150	14,386	13,164	13,720	14,205	14,771	14,308	13,685	14,290	13,898	13,562	13,851	12,813	12,803	11,507	10,920	12,047	12,647	12,047	13,279	13,180	14,092	14,002	14,254	14,978	14,248	14,944	14,585	15,021	14,761	14,650	14,817	14,349	13,930	13,617	13,318	13,461	12,863	11,137	11,600	11,910	11,327	11,069	10,705	10,258	9,636	11,120	12,225	12,486	12,093	11,958	11,543	11,222	11,520	11,668	11,015	11,570	11,254	11,184	10,906	10,233	10,755	10,769	11,700	11,599	11,828	11,543	11,686	11,955	11,688	11,903	12,465	11,870	11,682	11,561	11,388	11,112	11,116	10,804	10,823	10,440	10,181	9,908	9,769	9,493	9,179	9,366	9,562	9,445	9,439	8,984	9,296	9,381	9,117	8,560	8,720	9,399	9,528	9,678	8,977	9,457	10,208	10,000
Lazard Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,822	32,187	30,268	30,473	32,360	32,993	31,983	32,991	30,934	31,162	30,531	29,880	29,335	28,454	27,171	28,421	27,533	26,119	25,833	24,532	22,439	23,050	24,203	24,680	23,825	22,303	22,216	21,982	21,409	21,922	20,509	21,785	20,704	19,135	21,091	21,908	20,029	21,858	21,887	24,045	23,290	23,891	25,385	24,423	24,801	23,230	24,321	23,647	23,253	22,694	22,591	21,483	20,740	20,111	20,201	19,331	17,235	17,615	18,280	17,046	16,130	15,769	14,969	13,218	15,326	16,692	16,711	16,242	15,647	15,317	15,053	15,366	15,141	14,147	15,126	14,545	14,336	13,849	12,754	14,063	13,787	14,883	14,858	14,354	13,893	13,803	13,424	13,373	13,647	14,169	13,460	13,327	12,934	12,658	12,356	12,333	12,104	11,996	11,875	11,750	11,742	11,321	11,112	10,899	10,432	10,663	10,646	10,619	10,214	10,193	10,014	9,952	9,297	9,300	9,857	10,063	10,008	9,275	9,553	10,167	10,000
Lazard Index: MSCI Emerging Markets Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Account Value	$ 16,003	15,095	14,478	14,290	14,200	14,131	13,883	13,902	14,421	15,092	14,147	13,922	13,881	13,354	13,279	13,220	12,900	12,315	12,914	12,428	11,507	11,973	12,294	13,101	12,333	11,882	12,085	12,224	11,864	12,687	11,759	11,926	10,386	10,719	12,142	12,092	12,121	12,984	12,927	13,689	14,005	14,436	14,715	14,444	15,058	14,911	15,528	15,132	16,223	16,195	15,828	15,444	15,681	15,562	15,099	14,065	12,874	12,614	12,820	12,543	11,514	10,725	10,644	9,751	11,526	12,168	12,763	11,876	11,893	11,412	11,198	11,772	11,918	11,217	12,095	11,846	11,747	11,721	10,777	11,070	10,632	11,646	11,709	12,034	11,775	12,286	12,737	12,794	13,036	13,666	12,615	12,178	12,153	11,742	11,789	11,531	10,883	10,774	10,465	10,241	9,989	9,692	9,189	9,169	9,611	9,588	9,467	9,237	8,795	8,457	8,784	8,737	7,716	7,728	8,265	8,453	8,796	8,210	8,465	9,307	10,000
Lazard Index: MSCI Emerging Markets Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Account Value	$ 16,003	15,095	14,478	14,290	14,200	14,131	13,883	13,902	14,421	15,092	14,147	13,922	13,881	13,354	13,279	13,220	12,900	12,315	12,914	12,428	11,507	11,973	12,294	13,101	12,333	11,882	12,085	12,224	11,864	12,687	11,759	11,926	10,386	10,719	12,142	12,092	12,121	12,984	12,927	13,689	14,005	14,436	14,715	14,444	15,058	14,911	15,528	15,132	16,223	16,195	15,828	15,444	15,681	15,562	15,099	14,065	12,874	12,614	12,820	12,543	11,514	10,725	10,644	9,751	11,526	12,168	12,763	11,876	11,893	11,412	11,198	11,772	11,918	11,217	12,095	11,846	11,747	11,721	10,777	11,070	10,632	11,646	11,709	12,034	11,775	12,286	12,737	12,794	13,036	13,666	12,615	12,178	12,153	11,742	11,789	11,531	10,883	10,774	10,465	10,241	9,989	9,692	9,189	9,169	9,611	9,588	9,467	9,237	8,795	8,457	8,784	8,737	7,716	7,728	8,265	8,453	8,796	8,210	8,465	9,307	10,000
Lazard Index: MSCI World Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Account Value	$ 22,016	21,105	19,926	19,750	20,671	20,821	20,111	20,649	19,743	20,143	19,780	19,271	18,937	18,560	17,766	18,452	17,877	17,150	16,947	16,154	14,769	15,210	15,896	16,285	15,756	14,857	15,007	14,749	14,307	14,659	13,690	14,297	13,368	12,472	13,750	14,350	13,295	14,556	14,545	15,862	15,439	15,839	16,724	16,039	16,398	15,519	16,191	15,798	15,520	15,292	15,075	14,405	13,941	13,593	13,729	13,171	11,678	12,047	12,477	11,696	11,162	10,874	10,373	9,352	10,778	11,773	11,845	11,501	11,189	10,912	10,684	10,907	10,854	10,183	10,806	10,436	10,301	10,000	10,000
Lazard Index: MSCI World Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Account Value	$ 27,533	26,394	24,919	24,700	25,850	26,038	25,150	25,823	24,690	25,190	24,737	24,100	23,683	23,210	22,218	23,075	22,357	21,448	21,193	20,202	18,470	19,022	19,879	20,366	19,704	18,580	18,768	18,444	17,891	18,332	17,121	17,880	16,718	15,598	17,196	17,946	16,626	18,203	18,189	19,837	19,307	19,808	20,915	20,058	20,507	19,408	20,249	19,757	19,409	19,124	18,853	18,014	17,434	16,999	17,169	16,471	14,604	15,066	15,604	14,627	13,959	13,599	12,973	11,695	13,479	14,723	14,814	14,383	13,993	13,646	13,361	13,640	13,573	12,734	13,514	13,051	12,882	12,506	11,603	12,558	12,417	13,401	13,327	13,164	12,765	12,771	12,692	12,547	12,827	13,381	12,710	12,541	12,275	12,047	11,783	11,766	11,491	11,447	11,210	11,046	10,930	10,635	10,384	10,142	9,998	10,195	10,141	10,133	9,722	9,832	9,777	9,625	9,013	9,081	9,659	9,832	9,881	9,155	9,506	10,179	10,000
Lazard Index: Russell 2000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index
Account Value	$ 19,898	18,872	17,916	18,339	19,679	20,791	20,260	22,083	19,900	20,192	20,052	20,356	18,479	18,651	17,760	19,105	18,445	17,457	18,164	16,186	14,843	15,929	16,926	17,817	16,790	15,528	15,673	15,959	16,760	17,048	15,534	16,612	16,233	14,623	16,173	16,511	14,950	16,290	16,265	18,055	17,833	17,645	19,524	19,098	19,928	19,115	19,696	19,265	19,986	19,606	19,566	19,164	18,973	17,860	17,004	15,651	13,215	12,944	13,391	12,677	12,335	11,914	11,186	9,835	12,566	13,721	14,175	13,778	13,233	12,894	12,631	13,287	13,211	12,339	13,379	12,940	13,216	12,563	11,293	12,815	12,614	14,151	14,500	13,901	13,663	13,566	12,789	12,680	12,518	13,022	12,690	12,742	12,385	12,280	11,559	11,708	11,621	11,233	11,466	11,342	11,327	11,113	11,069	10,767	9,687	10,171	10,059	9,884	9,327	9,333	9,127	8,986	8,322	8,322	9,125	9,607	9,304	8,808	9,263	9,884	10,000
Lazard Index: GDMA Index
Account Value [Line Items]
Line Graph and Table Measure Name	GDMA Index
Account Value	$ 15,241	14,782	14,382	14,112	14,388	14,337	14,049	14,391	14,045	14,430	14,180	13,833	13,527	13,381	13,006	13,424	13,176	12,983	12,995	12,431	11,595	11,838	12,282	12,517	12,269	11,909	12,087	11,956	11,594	11,936	11,348	11,562	10,925	10,582	11,405	11,888	11,318	12,032	12,011	12,901	12,920	13,165	13,666	13,390	13,558	13,200	13,603	13,464	13,257	13,217	13,061	12,686	12,598	12,545	12,663	12,320	11,481	11,654	11,881	11,505	11,064	10,872	10,593	9,952	10,786	11,223	11,185	10,989	10,879	10,707	10,647	10,648	10,637	10,188	10,418	10,251	10,122	10,000	10,000
Lazard Index: GDMA Index
Account Value [Line Items]
Line Graph and Table Measure Name	GDMA Index
Account Value	$ 17,987	$ 17,446	$ 16,973	$ 16,655	$ 16,980	$ 16,920	$ 16,580	$ 16,984	$ 16,575	$ 17,030	$ 16,734	$ 16,325	$ 15,964	$ 15,792	$ 15,349	$ 15,843	$ 15,550	$ 15,322	$ 15,336	$ 14,671	$ 13,684	$ 13,970	$ 14,495	$ 14,772	$ 14,479	$ 14,054	$ 14,265	$ 14,110	$ 13,683	$ 14,086	$ 13,392	$ 13,645	$ 12,894	$ 12,488	$ 13,459	$ 14,030	$ 13,357	$ 14,200	$ 14,175	$ 15,225	$ 15,248	$ 15,537	$ 16,129	$ 15,802	$ 16,001	$ 15,578	$ 16,054	$ 15,890	$ 15,645	$ 15,598	$ 15,414	$ 14,971	$ 14,867	$ 14,805	$ 14,945	$ 14,539	$ 13,550	$ 13,754	$ 14,021	$ 13,578	$ 13,057	$ 12,831	$ 12,501	$ 11,744	$ 12,729	$ 13,245	$ 13,201	$ 12,969	$ 12,838	$ 12,636	$ 12,566	$ 12,567	$ 12,553	$ 12,023	$ 12,295	$ 12,098	$ 11,945	$ 11,802	$ 11,277	$ 11,601	$ 11,517	$ 12,026	$ 12,044	$ 11,964	$ 11,790	$ 11,819	$ 11,827	$ 11,854	$ 11,920	$ 12,228	$ 11,844	$ 11,745	$ 11,555	$ 11,469	$ 11,392	$ 11,328	$ 11,102	$ 11,085	$ 10,886	$ 10,746	$ 10,681	$ 10,510	$ 10,327	$ 10,228	$ 10,360	$ 10,610	$ 10,553	$ 10,574	$ 10,317	$ 10,225	$ 10,265	$ 10,118	$ 9,659	$ 9,588	$ 9,840	$ 9,901	$ 10,009	$ 9,617	$ 9,773	$ 10,101	$ 10,000